INTANGIBLE ASSETS - Other information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	$ 1,135.3	$ 983.1	$ 1,224.0
Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	232.4	243.2
Cost
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	2,189.5	1,956.2	2,084.2
Additions	197.4	141.9
Cost | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	593.0	566.5
Additions	43.4	70.5	66.0
Accumulated depreciation and impairment losses
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	(1,054.2)	(973.1)	(860.2)
Amortization	105.5	103.8
Accumulated depreciation and impairment losses | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	(360.6)	(323.3)
Amortization	$ 40.7	$ 44.9	$ 43.8